LEASES (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
LEASES
Amortization of leased assets	$ 785	$ 839	$ 1,527	$ 1,631	$ 3,250
Interest on lease liabilities	634	491	1,197	964	1,866
Total	$ 1,419	$ 1,330	$ 2,724	$ 2,595	$ 5,116